UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Short-Term Bond Fund

Investor Class (PRWBX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$49	0.48%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,081	10,232	10,051
2016	10,058	9,908	10,017
2017	10,100	10,008	10,059
2017	10,144	10,158	10,099
2017	10,210	10,283	10,142
2017	10,191	10,227	10,105
2018	10,173	10,059	10,072
2018	10,203	10,120	10,115
2018	10,263	10,175	10,157
2018	10,282	10,089	10,191
2019	10,413	10,378	10,326
2019	10,574	10,768	10,490
2019	10,709	11,210	10,627
2019	10,749	11,178	10,658
2020	10,925	11,590	10,830
2020	10,939	11,781	10,969
2020	11,151	11,936	11,016
2020	11,220	11,992	11,030
2021	11,284	11,750	11,040
2021	11,298	11,734	11,057
2021	11,307	11,925	11,059
2021	11,244	11,854	11,005
2022	11,087	11,440	10,861
2022	10,890	10,769	10,722
2022	10,801	10,552	10,619
2022	10,674	10,332	10,562
2023	10,772	10,328	10,588
2023	10,902	10,538	10,746
2023	10,965	10,426	10,785
2023	11,134	10,454	10,940
2024	11,313	10,671	11,073
2024	11,407	10,676	11,161
2024	11,706	11,187	11,460
2024	11,798	11,173	11,528
2025	11,973	11,291	11,687
2025	12,100	11,258	11,814
2025	12,310	11,538	11,992
2025	12,438	11,809	12,129
2026	12,592	11,998	12,262
2026	12,612	11,836	12,254

202501-4140694, 202606-5569629

F55-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Short-Term Bond Fund (Investor Class)	4.23%	2.22%	2.35%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	2.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,349,847
  Number of Portfolio Holdings1,036
  Investment Advisory Fees Paid (000s)$13,693
  Portfolio Turnover Rate110.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Investor Class (PRWBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Short-Term Bond Fund

Advisor Class (PASHX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$82	0.81%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,053	10,232	10,051
2016	10,021	9,908	10,017
2017	10,055	10,008	10,059
2017	10,112	10,158	10,099
2017	10,148	10,283	10,142
2017	10,122	10,227	10,105
2018	10,097	10,059	10,072
2018	10,141	10,120	10,115
2018	10,171	10,175	10,157
2018	10,203	10,089	10,191
2019	10,302	10,378	10,326
2019	10,475	10,768	10,490
2019	10,605	11,210	10,627
2019	10,636	11,178	10,658
2020	10,801	11,590	10,830
2020	10,829	11,781	10,969
2020	11,030	11,936	11,016
2020	11,090	11,992	11,030
2021	11,121	11,750	11,040
2021	11,149	11,734	11,057
2021	11,125	11,925	11,059
2021	11,079	11,854	11,005
2022	10,916	11,440	10,861
2022	10,715	10,769	10,722
2022	10,621	10,552	10,619
2022	10,490	10,332	10,562
2023	10,583	10,328	10,588
2023	10,702	10,538	10,746
2023	10,755	10,426	10,785
2023	10,913	10,454	10,940
2024	11,079	10,671	11,073
2024	11,162	10,676	11,161
2024	11,445	11,187	11,460
2024	11,526	11,173	11,528
2025	11,688	11,291	11,687
2025	11,802	11,258	11,814
2025	11,997	11,538	11,992
2025	12,111	11,809	12,129
2026	12,251	11,998	12,262
2026	12,235	11,836	12,254

202501-4140694, 202606-5569629

F255-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Short-Term Bond Fund (Advisor Class)	3.67%	1.88%	2.04%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	2.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,349,847
  Number of Portfolio Holdings1,036
  Investment Advisory Fees Paid (000s)$13,693
  Portfolio Turnover Rate110.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

Advisor Class (PASHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Short-Term Bond Fund

I Class (TBSIX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$34	0.33%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	504,220	511,616	502,561
2016	503,139	495,403	500,869
2017	505,339	500,416	502,942
2017	508,740	507,893	504,970
2017	511,091	514,136	507,089
2017	510,257	511,326	505,253
2018	509,511	502,944	503,614
2018	511,183	505,990	505,758
2018	514,336	508,741	507,869
2018	515,353	504,464	509,531
2019	522,056	518,886	516,303
2019	531,365	538,376	524,483
2019	537,141	560,492	531,330
2019	539,292	558,902	532,884
2020	548,224	579,506	541,522
2020	550,216	589,067	548,464
2020	561,013	596,775	550,800
2020	563,450	599,611	551,492
2021	566,742	587,524	552,007
2021	567,547	586,682	552,851
2021	568,083	596,272	552,946
2021	566,251	592,695	550,227
2022	558,468	571,989	543,067
2022	547,615	538,444	536,100
2022	543,316	527,606	530,946
2022	538,333	516,596	528,124
2023	543,441	516,381	529,412
2023	550,170	526,907	537,300
2023	553,498	521,310	539,270
2023	560,968	522,690	547,000
2024	570,133	533,562	553,661
2024	576,366	533,786	558,041
2024	591,631	559,349	572,985
2024	596,495	558,625	576,412
2025	605,548	564,552	584,352
2025	610,836	562,924	590,706
2025	621,695	576,891	599,575
2025	629,717	590,474	606,438
2026	637,757	599,896	613,087
2026	637,648	591,821	612,697

202501-4140694, 202606-5569629

F442-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Short-Term Bond Fund (I Class)	4.39%	2.36%	2.46%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	2.05

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,349,847
  Number of Portfolio Holdings1,036
  Investment Advisory Fees Paid (000s)$13,693
  Portfolio Turnover Rate110.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short-Term Bond Fund

I Class (TBSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Short-Term Bond Fund

Z Class (TRZOX)

This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,003	9,989	9,995
5/31/21	10,026	9,975	10,011
8/31/21	10,045	10,138	10,012
11/30/21	10,000	10,077	9,963
2/28/22	9,871	9,725	9,833
5/31/22	9,707	9,154	9,707
8/31/22	9,639	8,970	9,614
11/30/22	9,537	8,783	9,563
2/28/23	9,636	8,779	9,586
5/31/23	9,763	8,958	9,729
8/31/23	9,831	8,863	9,765
11/30/23	9,994	8,887	9,905
2/29/24	10,166	9,071	10,025
5/31/24	10,263	9,075	10,105
8/31/24	10,544	9,510	10,375
11/30/24	10,640	9,498	10,437
2/28/25	10,810	9,598	10,581
5/31/25	10,937	9,571	10,696
8/31/25	11,140	9,808	10,857
11/30/25	11,269	10,039	10,981
2/28/26	11,422	10,199	11,101
5/31/26	11,454	10,062	11,094

202501-4140694, 202606-5569629

F1417-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 2/22/21
Short-Term Bond Fund (Z Class)	4.73%	2.70%	2.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	1.99

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,349,847
  Number of Portfolio Holdings1,036
  Investment Advisory Fees Paid (000s)$13,693
  Portfolio Turnover Rate110.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

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Short-Term Bond Fund

Z Class (TRZOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund
PASHX Short-Term Bond Fund–
.
Advisor Class
TBSIX Short-Term Bond Fund–
.
I Class
TRZOX Short-Term Bond Fund–
.
Z Class

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.62 $ 4.54 $ 4.50 $ 4.61 $ 4.84
Investment activities
Net investment income
(1)(2)
0.19 0.19 0.16 0.11 0.06
Net realized and unrealized
gain/loss —
(3)
0.08 0.04 (0.11) (0.23)
Total from investment
activities 0.19 0.27 0.20 — (0.17)
Distributions
Net investment income (0.19) (0.19) (0.16) (0.11) (0.06)
NET ASSET VALUE
End of period $ 4.62 $ 4.62 $ 4.54 $ 4.50 $ 4.61
Ratios/Supplemental Data
Total return
(2)(4)
4.23% 6.07% 4.63% 0.11% (3.61)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.48% 0.47% 0.47% 0.46% 0.44%
Net expenses after waivers/
payments by Price Associates 0.48% 0.47% 0.47% 0.46% 0.44%
Net investment income 4.16% 4.17% 3.62% 2.51% 1.16%
Portfolio turnover rate 110.9% 107.2% 92.3% 50.6% 70.1%
Net assets, end of period (in
millions) $1,220 $1,284 $1,329 $1,524 $1,856
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.63 $ 4.55 $ 4.51 $ 4.62 $ 4.85
Investment activities
Net investment income
(1)(2)
0.18 0.18 0.15 0.10 0.04
Net realized and
unrealized gain/loss (0.01) 0.08 0.04 (0.11) (0.23)
Total from investment
activities 0.17 0.26 0.19 (0.01)
(3)
(0.19)
Distributions
Net investment income (0.18) (0.18) (0.15) (0.10) (0.04)
NET ASSET VALUE
End of period $ 4.62 $ 4.63 $ 4.55 $ 4.51 $ 4.62
Ratios/Supplemental Data
Total return
(2)(4)
3.67% 5.73% 4.30% (0.11)% (3.89)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.81% 0.79% 0.78% 0.70% 0.74%
Net expenses after
waivers/payments by Price
Associates 0.81% 0.79% 0.78% 0.70% 0.74%
Net investment income 3.84% 3.85% 3.31% 2.26% 0.87%
Portfolio turnover rate 110.9% 107.2% 92.3% 50.6% 70.1%
Net assets, end of period (in
thousands) $5,037 $6,215 $6,947 $8,050 $9,706
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.62 $ 4.55 $ 4.51 $ 4.61 $ 4.84
Investment activities
Net investment income
(1)(2)
0.20 0.20 0.17 0.12 0.06
Net realized and unrealized
gain/loss —
(3)
0.07 0.04 (0.10) (0.23)
Total from investment
activities 0.20 0.27 0.21 0.02 (0.17)
Distributions
Net investment income (0.20) (0.20) (0.17) (0.12) (0.06)
NET ASSET VALUE
End of period $ 4.62 $ 4.62 $ 4.55 $ 4.51 $ 4.61
Ratios/Supplemental Data
Total return
(2)(4)
4.39% 5.98% 4.76% 0.47% (3.51)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.33% 0.33% 0.34% 0.33% 0.34%
Net expenses after
waivers/payments by Price
Associates 0.33% 0.33% 0.34% 0.33% 0.34%
Net investment income 4.31% 4.31% 3.77% 2.66% 1.31%
Portfolio turnover rate 110.9% 107.2% 92.3% 50.6% 70.1%
Net assets, end of period (in
millions) $4,003 $3,226 $3,041 $2,971 $3,183
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4 .62 $ 4 .54 $ 4 .50 $ 4 .61 $ 4 .84
Investment activities
Net investment income
(1)(2)
0 .22 0 .21 0 .19 0 .13 0 .08
Net realized and unrealized
gain/loss ( 0 .01 ) 0 .08 0 .04 ( 0 .11 ) ( 0 .23 )
Total from investment
activities 0 .21 0 .29 0 .23 0 .02 ( 0 .15 )
Distributions
Net investment income ( 0 .21 ) ( 0 .21 ) ( 0 .19 ) ( 0 .13 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 4 .62 $ 4 .62 $ 4 .54 $ 4 .50 $ 4 .61
Ratios/Supplemental Data
Total return
(2)(3)
4 .73% 6 .56% 5 .12% 0 .58% ( 3 .18 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .30% 0 .30% 0 .31% 0 .31% 0 .32%
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 4 .65% 4 .63% 4 .19% 2 .95% 1 .62%
Portfolio turnover rate 110 .9% 107 .2% 92 .3% 50 .6% 70 .1%
Net assets, end of period (in
thousands) $121,052 $161,867 $310,323 $150,111 $201,043
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Short-Term Bond Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  20.9%
Car Loan  5.7%
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,226 1,233
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 2,695 2,697
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 2,135 2,137
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 820 831
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 103 104
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,209 1,216
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 3,104 3,124
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 1,016 1,016
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 1,975 1,971
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 3,430 3,424
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class D
4.942%, 9/15/33 (1) 1,677 1,673
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 1,623 1,631
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 575 569
ARI Fleet Lease Trust
Series 2026-B, Class B
4.74%, 2/15/35 (1) 1,165 1,162

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,213 1,215
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 1,100 1,084
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 160 158
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.712%, 12/26/31 (1) 913 914
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  5,570 5,510
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class C
4.88%, 2/17/32  4,860 4,851
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,128
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,559
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,225
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,652
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 410
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,548
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,658
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,098
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 113 112

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 2,255 2,282
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 4,986
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 10,490 10,644
Carvana Auto Receivables Trust
Series 2025-P4, Class C
5.04%, 4/12/32  3,895 3,840
Carvana Auto Receivables Trust
Series 2025-P4, Class D
5.62%, 11/10/33  4,715 4,674
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  1,985 1,960
Carvana Auto Receivables Trust
Series 2026-P1, Class C
5.28%, 8/10/32  9,695 9,571
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  4,120 4,154
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  7,270 7,335
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 4,038 4,044
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 3,410 3,415
Drive Auto Receivables Trust
Series 2024-2, Class C
4.67%, 5/17/32  1,665 1,672
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  2,100 2,085
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 1,131 1,134
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,249

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 2,720 2,720
Enterprise Fleet Financing
Series 2026-2, Class A4
4.59%, 1/20/33 (1) 2,840 2,840
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  1,934 1,943
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  330 333
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,585 1,586
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  5,690 5,670
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  5,485 5,473
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  1,840 1,824
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  5,555 5,480
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  3,185 3,191
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,510 1,505
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  3,670 3,664
Exeter Select Automobile Receivables Trust
Series 2026-1, Class B
4.99%, 10/15/32  1,370 1,376
Exeter Select Automobile Receivables Trust
Series 2026-1, Class C
5.37%, 10/15/32  3,046 3,063
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,672

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,407
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  1,545 1,536
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 2,739 2,768
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 8,715 8,777
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 4,655 4,667
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 1,782 1,781
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 3,229 3,206
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 2,460 2,469
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 5,205 5,232
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  975 959
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 970 966
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 460 459
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 512 518
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 961 970
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 1,554 1,574

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 1,079 1,090
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 1,305 1,317
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 1,025 1,029
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 1,384 1,390
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 525 524
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 990 988
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 385 384
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  5,110 5,089
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  4,025 3,997
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,661
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,145 1,154
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 877 883
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 406 409
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 3,318 3,303
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 1,204 1,198

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 998 1,002
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 3,275 3,327
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class C
4.46%, 11/21/33 (1) 9,570 9,401
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 2,665 2,659
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 1,670 1,654
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 7,855 7,779
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 12,235 12,207
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class C
4.80%, 12/20/30 (1) 6,660 6,641
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 220 221
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 7,838 7,732
Wheels Fleet Lease Funding
Series 2026-1A, Class C
4.93%, 4/18/39 (1) 140 139
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 3,699 3,731
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 2,580 2,566
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 3,525 3,487
Yamaha Motor Master Trust II
Series 2026-A, Class B
4.64%, 4/15/31 (1) 920 915

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Yamaha Motor Master Trust II
Series 2026-A, Class C
4.89%, 4/15/31 (1) 805 801
306,262
Home Equity  0.2%
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.875%, 9/20/56 (1) 4,496 4,512
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 5,722 5,682
10,194
Other Asset-Backed Securities  14.0%
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 2,808 2,811
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 135 135
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 1,540 1,540
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,990 4,006
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 4,190 4,202
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 3,425 3,405
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 1,390 1,383
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 5,660 5,629
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 7/20/31 (1) 142 141
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 1,020 1,034
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 4.99%, 4/28/37 (1) 12,840 12,875

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/36 (1) 7,045 7,050
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 11,954 11,692
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.425%, 7/18/34 (1) 6,765 6,765
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 124 125
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,495 2,523
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.825%, 4/20/34 (1) 10,470 10,470
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 4.835%, 4/20/36 (1) 4,305 4,306
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.417%, 1/24/35 (1) 12,665 12,671
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.849%, 5/17/31 (1) 5,289 5,291
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.199%, 5/17/31 (1) 6,065 6,063
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.66%, 1/17/33 (1) 10,175 10,174
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.58%, 1/17/33 (1) 4,035 4,035
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.373%, 7/15/34 (1) 3,540 3,539
Bethpage Park
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.136%, 10/15/36 (1) 15,465 15,494
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 1,379 1,382

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 3,015 3,036
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.851%, 11/15/30 (1) 568 568
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 4.857%, 10/25/30 (1) 961 961
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.675%, 4/18/35 (1) 9,730 9,738
Canyon
Series 2020-1A, Class AR2, CLO, FRN
3M TSFR + 1.08%, 4.753%, 7/15/34 (1) 2,030 2,031
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.683%, 10/15/34 (1) 6,460 6,464
CCG Receivables Trust
Series 2024-1, Class C
5.22%, 3/15/32 (1) 3,100 3,130
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.123%, 4/15/30 (1) 274 274
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.473%, 4/15/30 (1) 7,815 7,816
CIFC Funding
Series 2022-4A, Class AR, CLO, FRN
3M TSFR + 1.09%, 4.77%, 7/16/35 (1) 3,430 3,432
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 196 196
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 992
Clarus Capital Funding
Series 2026-1A, Class A2
4.52%, 11/20/34 (1) 4,090 4,088
Clarus Capital Funding
Series 2026-1A, Class B
5.01%, 11/20/34 (1) 6,700 6,678
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 9,051

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 821
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 2,460 2,479
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 638
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,477
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 510 516
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 740 738
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 1,185 1,183
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 810 806
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 1,000 994
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 2,336 2,354
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 1,085 1,080
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 310 308
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 607 609
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 468
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.81%, 7/17/34 (1) 9,455 9,464

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Elara Hgv Timeshare Issuer
Series 2025-A, Class A
4.54%, 1/25/40 (1) 2,670 2,646
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 975 998
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 1,323 1,355
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.775%, 10/20/33 (1) 7,938 7,942
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.375%, 10/20/33 (1) 7,000 7,005
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.756%, 7/23/32 (1) 204 204
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.066%, 7/23/32 (1) 5,430 5,429
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.316%, 7/23/32 (1) 6,935 6,942
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.722%, 10/20/32 (1) 825 825
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.072%, 10/20/32 (1) 13,575 13,572
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.075%, 10/18/33 (1) 7,785 7,787
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.236%, 4/23/36 (1) 1,655 1,658
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.28%, 4/16/34 (1) 4,475 4,478
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 7/20/35 (1) 11,725 11,695
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 11,521 11,493

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GreatAmerica Leasing Receivables Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 3,830 3,806
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,976 2,942
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 7,888 7,631
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 12,319 11,493
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 8,288 8,445
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 315 311
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 524 524
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 2,778 2,825
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 518 532
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 1,791 1,793
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 3,019 3,017
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 2,317 2,329
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,358
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,031
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,564

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPS Loan Management
Series 2024-19A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.899%, 4/15/37 (1) 3,200 3,207
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.744%, 10/22/34 (1) 3,995 3,998
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 12,974 12,626
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.723%, 7/15/35 (1) 2,920 2,923
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.725%, 10/18/35 (1) 11,820 11,818
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.755%, 7/20/34 (1) 11,780 11,782
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.275%, 7/20/34 (1) 7,465 7,477
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.773%, 7/15/34 (1) 5,170 5,173
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.975%, 10/20/34 (1) 13,490 13,491
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.713%, 10/15/34 (1) 4,191 4,193
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.753%, 7/15/34 (1) 3,474 3,474
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.725%, 10/20/29 (1) 5,240 5,242
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.706%, 7/23/32 (1) 5,008 5,009
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.18%, 10/17/34 (1) 13,460 13,469
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 336 334

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 192 186
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 3,476 3,489
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 564 577
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 321 328
MVW
Series 2026-1A, Class B
4.97%, 3/20/43 (1) 5,775 5,749
Nassau
Series 2020-1AR, Class B1RR, CLO, FRN
3M TSFR + 1.60%, 1/15/35 (1)(2) 8,315 8,315
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 16,575 16,581
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.706%, 7/23/36 (1) 2,615 2,615
Neuberger Berman Loan Advisers
Series 2022-51A, Class AR2, CLO, FRN
3M TSFR + 1.00%, 4.666%, 10/23/36 (1) 4,860 4,857
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 1,893 1,897
NMEF Funding
Series 2025-B, Class D
5.47%, 1/18/33 (1) 2,070 2,074
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 315 312
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 1,030 1,023
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 466 466
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,579

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 523
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 920 924
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,663
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 2,945 2,920
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 6,040 5,995
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.863%, 7/30/37 (1) 4,450 4,452
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.413%, 7/30/37 (1) 8,115 8,128
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.673%, 1/15/35 (1) 12,450 12,449
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 4,225 4,204
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.125%, 4/20/35 (1) 7,070 7,069
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 56 56
Post Road Equipment Finance
Series 2026-1A, Class B
4.91%, 2/15/33 (1) 189 189
Post Road Equipment Finance
Series 2026-1A, Class C
5.12%, 6/15/33 (1) 1,130 1,130
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 1,548 1,530
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 7,820 7,735

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.737%, 1/25/37 (1) 1,590 1,590
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.772%, 8/20/32 (1) 7,811 7,812
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.317%, 7/25/31 (1) 13,080 13,086
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,349 1,352
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 3,520 3,562
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 5,127 5,209
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 11,815 11,715
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 1,641 1,631
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 735 734
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 1,371 1,355
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 9,072 8,997
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 2,738 2,611
Sound Point  XXXI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 1.07%, 10/25/34 (1)(2) 10,920 10,920
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 1,360 1,361
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.123%, 7/15/33 (1) 3,855 3,859

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 12,365 12,374
Symphony
Series 2024-43A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.862%, 4/15/37 (1) 2,310 2,310
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.573%, 1/15/34 (1) 950 950
TPIC SPV, Class A
10.00%, 12/6/26, Acquisition Date: 12/10/24, (10.00% PIK),
Cost $503 (3)(4)(5) 596 650
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, Acquisition Date: 12/10/24, (7.131% PIK),
Cost $7,298 (3)(4)(5) 7,298 5,487
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,394 3,377
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,200
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.777%, 1/25/34 (1) 11,604 11,603
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.727%, 1/25/35 (1) 11,690 11,697
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 1,782 1,803
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 874 886
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  8,440 8,442
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 4/20/34 (1) 9,235 9,242
Wind River
Series 2022-1AR, Class B1RR, CLO, FRN
3M TSFR + 1.55%, 7/20/35 (1)(2) 13,370 13,370
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 330 330

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 125 124
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 7,887 7,513
748,144
Student Loan  1.0%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.912%, 7/27/48 (1) 1,534 1,534
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.312%, 7/27/48 (1) 4,661 4,669
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 2,190 2,184
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,695 1,648
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 153 153
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 1,158 1,143
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 2,257 2,202
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 993 950
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 6,528 6,300
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,023 976
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,111 1,049
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 692 650
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 552 524

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51%, 10/15/71 (1) 5,191 5,283
Navient Private Education Refi Loan Trust
Series 2024-A, Class A
5.66%, 10/15/72 (1) 1,041 1,053
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 2,357 2,318
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 4.439%, 3/26/68 (1) 926 923
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 2,095 1,991
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 4,138 3,899
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 1,381 1,318
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 4.462%, 1/15/37 (1) 995 995
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 676 648
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 2,842 2,690
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 3,669 3,468
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 3,320 3,325
51,893
Whole Business  0.0%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 2,449 2,469
2,469
Total Asset-Backed Securities
(Cost $1,118,795) 1,118,962

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS  36.2%
FINANCIAL INSTITUTIONS  10.6%
Banking  6.8%
American Express, VR, 4.731%, 4/25/29 (6) 5,340 5,366
American Express, VR, 5.043%, 7/26/28 (6)(7) 4,305 4,338
American Express, VR, 5.098%, 2/16/28 (6) 2,625 2,640
American Express, VR, 5.532%, 4/25/30 (6) 5,175 5,306
Banco Santander, VR, 5.552%, 3/14/28 (6) 4,000 4,032
Bangkok Bank, 4.507%, 11/26/30 (1) 7,100 7,036
Bank of America, VR, 1.734%, 7/22/27 (6) 5,125 5,106
Bank of America, VR, 4.456%, 2/6/32 (6) 6,570 6,470
Bank of America, VR, 4.623%, 5/9/29 (6) 9,115 9,138
Barclays, 4.836%, 5/9/28  3,785 3,791
Barclays, VR, 4.219%, 5/24/30 (6) 4,550 4,482
Barclays, VR, 4.476%, 11/11/29 (6) 3,745 3,722
Barclays, VR, 5.086%, 2/25/29 (6) 6,705 6,758
BNP Paribas, VR, 4.792%, 5/9/29 (1)(6) 4,755 4,761
CaixaBank , VR, 4.818%, 4/22/32 (1)(6)(7) 4,100 4,076
CaixaBank , VR, 6.684%, 9/13/27 (1)(6) 6,125 6,162
Canadian Imperial Bank of Commerce, VR, 4.283%, 1/29/30 (6) 7,005 6,942
Capital One Financial, VR, 7.149%, 10/29/27 (6) 2,860 2,890
Citigroup, VR, 4.503%, 9/11/31 (6) 6,570 6,500
Citigroup, VR, 5.174%, 2/13/30 (6) 4,635 4,701
Credit Agricole, VR, 5.23%, 1/9/29 (1)(6) 4,530 4,576
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 4,555 4,529
Danske Bank, VR, 4.662%, 3/27/29 (1)(6) 7,045 7,046
Danske Bank, VR, 5.427%, 3/1/28 (1)(6)(7) 4,760 4,795
DNB Bank, VR, 4.832%, 3/30/32 (1)(6)(7) 12,960 12,912
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 8,015 7,887
Goldman Sachs Group, VR, 4.148%, 1/21/29 (6) 7,990 7,936
Goldman Sachs Group, VR, 4.482%, 8/23/28 (6) 4,835 4,835
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 12,485 12,537
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 6,975 7,072
HSBC Holdings, VR, 4.398%, 3/10/30 (6) 4,805 4,763
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 6,005 6,036
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 6,740 6,791
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 5,415 5,473
Huntington Bancshares, VR, 4.623%, 1/28/32 (6) 10,750 10,601
ING Groep , VR, 4.803%, 3/23/32 (6) 13,345 13,282
ING Groep , VR, 4.858%, 3/25/29 (6) 6,845 6,887
JPMorgan Chase, VR, 4.347%, 1/22/32 (6) 6,570 6,454
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 4,820 4,854

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 5.04%, 1/23/28 (6)(7) 4,620 4,642
Lloyds Banking Group, VR, 5.462%, 1/5/28 (6) 4,660 4,689
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6)(7) 4,130 4,138
Morgan Stanley, VR, 4.238%, 1/9/30 (6) 5,085 5,030
Morgan Stanley, VR, 4.708%, 3/12/32 (6) 9,550 9,463
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 6,780 6,832
Morgan Stanley Bank, VR, 4.788%, 5/10/30 (6) 2,200 2,206
NatWest Markets, 4.654%, 3/27/29 (1) 13,190 13,212
Royal Bank of Canada, VR, 4.40%, 4/17/30 (6) 6,785 6,745
Santander Holdings USA, VR, 2.49%, 1/6/28 (6)(7) 5,540 5,474
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (6) 2,595 2,592
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (6) 3,360 3,332
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 4,361 4,385
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,930
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6)(7) 4,780 4,832
U.S. Bancorp, VR, 4.548%, 7/22/28 (6) 6,195 6,205
UBS, VR, 4.302%, 3/16/29 (6) 5,335 5,325
Wells Fargo, VR, 4.97%, 4/23/29 (6) 18,395 18,534
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 8,725 8,756
362,805
Brokerage Asset Managers Exchanges  0.7%
Charles Schwab, VR, 4.343%, 11/14/31 (6) 5,065 4,991
Charles Schwab, VR, 4.744%, 5/21/30 (6)(7) 6,175 6,209
LPL Holdings, 4.625%, 11/15/27 (1)(7) 1,340 1,335
LPL Holdings, 4.90%, 4/3/28  4,595 4,611
LPL Holdings, 5.70%, 5/20/27  8,115 8,207
LPL Holdings, 6.75%, 11/17/28  2,275 2,378
Lseg U.S. Fin, 4.25%, 3/23/29 (1) 6,695 6,640
Lseg U.S. Fin, 4.50%, 3/23/31 (1) 3,690 3,646
38,017
Finance Companies  0.5%
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,377
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,263
Gabx Leasing, 4.625%, 4/15/31 (1) 3,410 3,363
GATX, 3.25%, 9/15/26  3,544 3,529
GATX, 3.85%, 3/30/27  5,099 5,077
GATX, 5.40%, 3/15/27  4,745 4,778
30,387
Financial Other  0.1%
Emaar Sukuk, 3.875%, 9/17/29  4,000 3,873
3,873
Insurance  1.9%
Aspen Insurance Holdings, 5.75%, 7/1/30  3,015 3,111
Athene Global Funding, 4.86%, 8/27/26 (1) 5,285 5,290

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Athene Global Funding, 5.349%, 7/9/27 (1)(7) 5,190 5,223
Brown & Brown, 4.70%, 6/23/28  3,720 3,727
Centene, 4.25%, 12/15/27  4,005 3,994
Centene, 4.625%, 12/15/29  7,425 7,229
CNO Global Funding, 1.75%, 10/7/26 (1)(7) 10,627 10,529
CNO Global Funding, 4.875%, 12/10/27 (1) 2,586 2,590
Corebridge Global Funding, 4.25%, 8/21/28 (1) 4,710 4,675
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,476
Corebridge Global Funding, 5.20%, 1/12/29 (1)(7) 2,300 2,331
Equitable America Global Funding, 4.65%, 6/9/28 (1)(7) 5,545 5,541
GA Global Funding Trust, 4.40%, 9/23/27 (1) 9,685 9,654
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 3,540 3,576
Humana, 3.70%, 3/23/29  2,557 2,496
Humana, 4.875%, 4/1/30  2,130 2,134
Humana, 5.75%, 3/1/28  2,290 2,334
Humana, 5.75%, 12/1/28  6,742 6,914
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 6,825 6,903
RGA Global Funding, 4.35%, 8/25/28 (1) 7,545 7,495
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 3,275 3,292
101,514
Real Estate Investment Trusts  0.6%
American Homes 4 Rent, 4.25%, 2/15/28  2,202 2,189
CubeSmart , 2.25%, 12/15/28  500 473
DOC DR, 3.95%, 1/15/28  13,565 13,440
Extra Space Storage, 3.875%, 12/15/27  6,965 6,909
Healthcare Realty Holdings, 3.625%, 1/15/28  139 137
Healthcare Realty Holdings, 3.75%, 7/1/27  8,359 8,295
Ventas Realty, 4.40%, 1/15/29  1,395 1,389
32,832
Total Financial Institutions 569,428
INDUSTRIAL  23.0%
Basic Industry  1.0%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,220 5,171
Ecolab, 4.60%, 6/15/29  14,445 14,508
Freeport-McMoRan, 4.125%, 3/1/28  1,808 1,795
Freeport-McMoRan, 4.375%, 8/1/28  1,050 1,044
Freeport-McMoRan, 5.25%, 9/1/29  2,084 2,103
International Flavors & Fragrances, 1.832%, 10/15/27 (1) 1,000 965
International Flavors & Fragrances, 2.30%, 11/1/30 (1) 885 795
Nutrien , 4.90%, 3/27/28  2,955 2,979
Sherwin-Williams, 4.55%, 3/1/28 (7) 5,375 5,385
SNF Group SACA, 5.626%, 3/31/31 (1) 6,500 6,581

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Steel Dynamics, 4.00%, 12/15/28  11,610 11,472
52,798
Capital Goods  1.4%
Amrize Finance U.S., 4.70%, 4/7/28  6,565 6,587
Amrize Finance U.S., 4.95%, 4/7/30  2,415 2,437
AptarGroup, 4.75%, 3/30/31  2,330 2,311
Boeing, 3.20%, 3/1/29  4,995 4,823
Boeing, 6.259%, 5/1/27  9,763 9,920
CNH Industrial Capital, 4.375%, 3/7/31  12,015 11,780
Fortive , 3.15%, 6/15/26  6,418 6,415
Huntington Ingalls Industries, 5.353%, 1/15/30 (7) 1,835 1,871
Owens Corning, 3.40%, 8/15/26  3,093 3,086
Owens Corning, 5.50%, 6/15/27  4,210 4,262
Regal Rexnord, 6.05%, 4/15/28  6,701 6,856
Regal Rexnord, 6.30%, 2/15/30  994 1,037
Rolls-Royce, 5.75%, 10/15/27 (1) 6,370 6,456
RTX, 6.70%, 8/1/28  4,139 4,332
RTX, 7.00%, 11/1/28  3,927 4,120
76,293
Communications  2.7%
Advanced Info Service, 4.26%, 3/4/31  5,930 5,812
American Tower, 3.55%, 7/15/27  4,480 4,444
AT&T, 4.10%, 2/15/28  2,395 2,385
Charter Communications Operating, 4.20%, 3/15/28  8,415 8,324
Charter Communications Operating, 5.05%, 3/30/29  4,115 4,114
Cox Communications, 3.35%, 9/15/26 (1) 2,825 2,814
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,538
Cox Communications, 5.45%, 9/15/28 (1) 4,995 5,071
Crown Castle, 1.05%, 7/15/26  9,140 9,104
Crown Castle, 2.90%, 3/15/27  7,465 7,383
Crown Castle, 3.65%, 9/1/27  3,001 2,973
Crown Castle, 4.30%, 2/15/29  945 937
Crown Castle, 4.80%, 9/1/28  4,700 4,725
Crown Castle, 5.00%, 1/11/28 (7) 3,330 3,355
Crown Castle, 5.60%, 6/1/29  3,540 3,626
Crown Castle Towers, 4.241%, 7/15/28 (1) 3,040 3,015
KT, 4.125%, 2/2/28 (1)(7) 5,350 5,321
NTT Finance, 4.62%, 7/16/28 (1) 4,405 4,407
Orange, 4.25%, 1/13/31 (1)(7) 6,270 6,148
Rogers Communications, 3.20%, 3/15/27  9,100 9,018
Rogers Communications, 5.00%, 2/15/29  13,840 13,948
SBA Tower Trust, 1.631%, 11/15/26 (1) 5,077 5,014
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,365
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,653

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,047
141,541
Consumer Cyclical  4.0%
Airbnb, 4.40%, 3/16/29  4,490 4,482
Airbnb, 4.65%, 3/16/31  1,300 1,299
American Honda Finance, 5.65%, 11/15/28 (7) 9,055 9,279
American Honda Finance, Series A, 4.55%, 4/10/28  2,355 2,354
American Honda Finance, Series A, 4.90%, 4/10/31  2,225 2,219
AutoZone, 5.125%, 6/15/30  5,080 5,157
BMW U.S. Capital, 4.15%, 4/9/30 (1) 1,780 1,743
BMW U.S. Capital, 4.40%, 3/19/29 (1) 11,930 11,904
BMW U.S. Capital, 4.60%, 8/13/27 (1)(7) 11,810 11,855
CBRE Services, 4.80%, 6/15/30  2,485 2,492
Daimler Truck Finance North America, 4.15%, 1/12/29 (1) 2,070 2,046
Daimler Truck Finance North America, 4.30%, 8/12/27 (1)(7) 5,380 5,374
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,247
Darden Restaurants, 4.35%, 10/15/27  6,645 6,634
Dollar General, 5.20%, 7/5/28  4,099 4,148
Ford Motor Credit, 4.97%, 4/6/29  2,715 2,696
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,660
Ford Motor Credit, 5.80%, 3/5/27  6,830 6,880
Ford Motor Credit, 5.918%, 3/20/28  3,560 3,611
General Motors Financial, 5.05%, 4/4/28  4,720 4,759
General Motors Financial, 5.35%, 7/15/27  7,015 7,086
General Motors Financial, 5.40%, 5/8/27  4,756 4,805
Hyundai Capital America, 4.25%, 1/8/29 (1) 3,290 3,253
Hyundai Capital America, 4.85%, 3/25/27 (1) 5,330 5,348
Hyundai Capital America, 4.875%, 6/23/27 (1) 4,785 4,806
Hyundai Capital America, 5.00%, 1/7/28 (1)(7) 5,565 5,599
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,452
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,369
Marriott International, Series R, 3.125%, 6/15/26  9,676 9,666
O'Reilly Automotive, 4.35%, 6/1/28  4,597 4,594
O'Reilly Automotive, 5.75%, 11/20/26  13,817 13,895
Rentokil Terminix Funding, 4.625%, 4/23/31 (1) 5,445 5,365
Uber Technologies, 4.50%, 8/15/29 (1)(7) 10,995 10,907
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 1,380 1,378
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 1,500 1,498
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 10,805 10,838
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1) 6,530 6,570
Volkswagen Group of America Finance, 5.65%, 9/12/28 (1) 750 763
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 6,435 6,455
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,549

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 1,170 1,207
213,242
Consumer Non-Cyclical  6.4%
Augusta SpinCo, 4.398%, 3/23/29 (7) 10,650 10,592
Bacardi, 4.70%, 5/15/28 (1) 15,373 15,366
BAT International Finance, 4.448%, 3/16/28  13,155 13,158
Baxter International, 2.272%, 12/1/28  10,766 10,117
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 16,221 16,073
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,106
Bunge Finance, 4.90%, 4/21/27  7,230 7,272
Cencora , 3.45%, 12/15/27  1,454 1,434
Cencora , 3.95%, 2/13/29  3,970 3,912
Cencora , 4.625%, 12/15/27 (7) 3,970 3,986
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,072
Conagra Brands, 1.375%, 11/1/27  7,606 7,268
Conagra Brands, 4.85%, 11/1/28  2,731 2,736
Conagra Brands, 7.00%, 10/1/28  2,916 3,055
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,562
CVS Health, 1.30%, 8/21/27  13,114 12,634
CVS Health, 2.875%, 6/1/26  4,883 4,883
CVS Health, 3.00%, 8/15/26  2,945 2,937
CVS Health, 4.30%, 3/25/28  4,105 4,092
EMD Finance, 4.125%, 8/15/28 (1)(7) 12,285 12,189
HCA, 3.125%, 3/15/27  7,560 7,497
HCA, 4.30%, 11/15/30  2,495 2,444
HCA, 5.625%, 9/1/28  10,532 10,726
Heineken, 3.50%, 1/29/28 (1) 24,087 23,771
Icon Investments Six, 5.809%, 5/8/27  10,632 10,717
Imperial Brands Finance, 4.50%, 6/30/28 (1) 5,070 5,065
Imperial Brands Finance, 6.125%, 7/27/27 (1) 14,139 14,387
IQVIA, 5.70%, 5/15/28  8,426 8,581
IQVIA, 6.25%, 2/1/29  5,931 6,139
Japan Tobacco, 4.85%, 5/15/28 (1)(7) 10,295 10,367
Keurig Dr Pepper, 3.95%, 4/15/29  1,297 1,273
Keurig Dr Pepper, 4.35%, 5/15/28 (7) 7,335 7,314
Keurig Dr Pepper, 5.05%, 3/15/29  7,790 7,869
Maple Parent Holdings, 4.75%, 3/26/29 (1) 8,270 8,262
Mars, 4.60%, 3/1/28 (1) 6,720 6,753
Medline Borrower, 3.875%, 4/1/29 (1)(7) 27,910 27,168
Medline Borrower, 6.25%, 4/1/29 (1) 787 808
Molson Coors Beverage, 4.90%, 7/8/31  3,910 3,922
Philip Morris International, 5.125%, 11/17/27  1,948 1,970
Revvity , 1.90%, 9/15/28  5,866 5,520

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Solventum , 5.45%, 2/25/27  3,675 3,695
Stryker, 4.70%, 2/10/28  5,667 5,699
Utah Acquisition Sub, 3.95%, 6/15/26  6,750 6,746
Viatris , 2.30%, 6/22/27  9,805 9,566
341,703
Energy  2.0%
Canadian Natural Resources, 3.85%, 6/1/27  5,283 5,262
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  8,987 9,026
Cheniere Energy, 4.625%, 10/15/28  1,093 1,092
Cheniere Energy Partners, 4.00%, 3/1/31  5,295 5,105
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,061
Diamondback Energy, 5.20%, 4/18/27  5,417 5,462
Enbridge, 4.60%, 6/20/28  2,140 2,146
Enbridge, 5.90%, 11/15/26  2,765 2,782
Enbridge, 6.00%, 11/15/28  2,270 2,348
Energy Transfer, 4.55%, 1/15/31  4,000 3,965
Energy Transfer, 5.25%, 7/1/29  3,905 3,978
Energy Transfer, 6.05%, 12/1/26  10,455 10,532
National Fuel Gas, 4.75%, 5/15/29  5,125 5,128
ONEOK, 4.25%, 9/24/27  9,355 9,335
ONEOK, 5.55%, 11/1/26  4,840 4,861
ONEOK, 5.625%, 1/15/28 (1) 3,020 3,057
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,930 1,922
Schlumberger Investment, 4.50%, 5/15/28  4,853 4,859
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  6,646 6,670
Targa Resources, 5.20%, 7/1/27  2,155 2,172
Tengizchevroil Finance International, 4.00%, 8/15/26  4,700 4,704
Var Energi , 5.00%, 5/18/27 (1)(7) 6,455 6,485
Williams, 4.80%, 11/15/29  4,020 4,050
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,675
108,677
Industrial Other  0.5%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 15,722 15,396
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(7) 5,910 5,770
CK Hutchison International 25, 4.25%, 9/26/30 (1)(7) 6,720 6,656
27,822
Technology  3.9%
Atlassian, 5.25%, 5/15/29  2,605 2,635
Fidelity National Information Services, 4.45%, 3/10/28  5,455 5,440
Fidelity National Information Services, 4.55%, 3/10/29  11,995 11,930
Fidelity National Information Services, 4.80%, 3/10/31  2,460 2,442
Fiserv, 3.50%, 7/1/29 (7) 6,285 6,043
Fiserv, 4.20%, 10/1/28  4,348 4,302
Fiserv, 4.55%, 2/15/31  3,490 3,420

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fiserv, 5.15%, 3/15/27  8,395 8,440
Fiserv, 5.375%, 8/21/28  4,325 4,382
Foundry JV Holdco, 5.50%, 1/25/31 (1) 2,250 2,306
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,095
Gartner, 4.50%, 7/1/28 (1) 16,561 16,333
Global Payments, 3.20%, 8/15/29  10,960 10,375
Global Payments, 4.50%, 11/15/28  1,640 1,627
Global Payments, 4.55%, 3/15/28  8,680 8,657
Hewlett Packard Enterprise, 4.50%, 3/23/28  10,790 10,792
Intel, 3.15%, 5/11/27  2,223 2,202
Intel, 3.75%, 8/5/27  3,890 3,866
International Business Machines, 4.65%, 2/10/28  11,744 11,808
Leidos, 4.10%, 3/15/29  4,375 4,316
Marvell Technology, 4.75%, 7/15/30  1,905 1,911
Marvell Technology, 4.875%, 6/22/28  9,338 9,411
Mobility Global, 5.05%, 6/15/29 (1) 2,970 2,984
NXP, 3.15%, 5/1/27  1,235 1,223
NXP, 4.30%, 8/19/28  2,250 2,241
NXP, 4.30%, 6/18/29  5,609 5,560
NXP, 4.40%, 6/1/27  1,040 1,041
Oracle, 4.45%, 9/26/30  8,720 8,451
Salesforce, 4.50%, 3/15/28 (7) 7,545 7,557
Salesforce, 4.65%, 3/15/29  26,955 27,011
Synopsys, 4.65%, 4/1/28  12,370 12,420
Workday, 3.50%, 4/1/27  3,450 3,427
206,648
Transportation  1.1%
Delta Air Lines, 4.95%, 7/10/28  4,275 4,298
Element Fleet Management, 4.80%, 5/29/29 (1) 1,835 1,839
Element Fleet Management, 5.037%, 3/25/30 (1) 4,460 4,495
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,346
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,930
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,498
HPHT Finance, 1.50%, 9/17/26  6,650 6,590
Penske Truck Leasing, 1.70%, 6/15/26 (1) 1,190 1,188
Penske Truck Leasing, 3.40%, 11/15/26 (1) 2,240 2,231
Penske Truck Leasing, 4.40%, 7/1/27 (1) 3,339 3,332
Penske Truck Leasing, 5.35%, 1/12/27 (1) 3,125 3,137
Penske Truck Leasing, 5.55%, 5/1/28 (1) 2,864 2,910
Penske Truck Leasing, 5.70%, 2/1/28 (1) 762 774
Penske Truck Leasing, 6.05%, 8/1/28 (1) 5,830 5,989
Southwest Airlines, 4.375%, 11/15/28  7,730 7,677
61,234
Total Industrial 1,229,958

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  2.6%
Electric  2.3%
Ameren, 1.95%, 3/15/27  3,752 3,687
American Electric Power, 5.20%, 1/15/29  5,015 5,101
Appalachian Power, Series X, 3.30%, 6/1/27  11,341 11,231
Constellation Energy Generation, 5.60%, 3/1/28  2,022 2,059
DTE Energy, 4.875%, 6/1/28  5,080 5,119
DTE Energy, 4.95%, 7/1/27 (7) 3,625 3,648
DTE Energy, 5.20%, 4/1/30  4,880 4,961
ENEL Finance International, 1.625%, 7/12/26 (1) 9,605 9,572
ENEL Finance International, 4.125%, 9/30/28 (1) 2,355 2,330
Exelon, 5.15%, 3/15/29  2,470 2,509
FirstEnergy, Series B, 3.90%, 7/15/27  8,066 8,016
FirstEnergy Transmission, 4.55%, 1/15/30  1,332 1,326
Georgia Power, 4.60%, 6/15/29  6,580 6,618
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 9,000
NextEra Energy Capital Holdings, 4.685%, 9/1/27  1,575 1,582
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 4,085 4,061
Pacific Gas & Electric, 3.30%, 3/15/27  1,617 1,604
Pacific Gas & Electric, 3.30%, 12/1/27 (7) 1,597 1,568
Pacific Gas & Electric, 5.00%, 6/4/28  3,270 3,293
Pacific Gas & Electric, 5.45%, 6/15/27  815 823
PacifiCorp, 4.65%, 4/15/29  3,270 3,266
Public Service Enterprise Group, 4.90%, 3/15/30 (7) 8,275 8,350
Southern, 5.113%, 8/1/27  4,238 4,271
Southern California Edison, 4.875%, 2/1/27  2,500 2,505
Southern California Edison, 5.15%, 6/1/29  6,095 6,155
Vistra Operations, 4.55%, 10/30/28 (1) 6,200 6,172
Vistra Operations, 5.05%, 12/30/26 (1) 4,299 4,311
123,138
Natural Gas  0.2%
NiSource, 5.25%, 3/30/28  1,560 1,582
Sempra, 5.40%, 8/1/26  2,840 2,842
Southern California Gas, 2.95%, 4/15/27  5,420 5,370
Southern Gas Capital, Series A, 4.05%, 9/15/28  4,245 4,214
14,008
Utility Other  0.1%
American Water Capital, 4.625%, 6/1/29  3,600 3,615
3,615
Total Utility 140,761
Total Corporate Bonds
(Cost $1,937,858) 1,940,147

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.7%
Government Sponsored  0.2%
Equate Petrochemical, 4.25%, 11/3/26  12,000 11,954
11,954
Owned No Guarantee  1.2%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30  9,080 9,037
Bank Mandiri Persero, 5.25%, 4/10/31  6,690 6,724
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  10,190 9,625
DP World Crescent, 4.848%, 9/26/28  5,580 5,540
Kazakhstan Temir Zholy National, 4.875%, 4/29/31 (1)(7) 3,540 3,485
Korea Housing Finance, 4.625%, 2/24/28 (1)(7) 12,080 12,152
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,419
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,290 8,369
Ma'aden Sukuk, 5.25%, 2/13/30  2,568 2,592
STC Sukuk II, 4.489%, 1/15/31 (1) 7,940 7,838
66,781
Sovereign  0.3%
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 8,100 8,149
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,320 5,373
13,522
Total Foreign Government Obligations & Municipalities
(Cost $92,142) 92,257
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  9.8%
Collateralized Mortgage Obligations  6.6%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 2,501 2,192
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 778 675
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP, 5.573%, 4/25/70 (1) 9,259 9,299
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.399%, 9/25/29, Acquisition
Date: 8/29/24, Cost $4,878 (3)(4) 4,878 4,891
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1) 1,054 1,048
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A2, CMO, STEP, 5.314%, 2/25/66 (1) 2,118 2,106
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,452 1,348

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1) 3,487 3,481
CIM Trust
Series 2021-R6, Class A1, CMO, ARM, 1.425%, 7/25/61 (1) 764 703
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 2,909 2,550
CLIP Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1) 2,647 2,641
CLIP Trust
Series 2026-NQM1, Class A2, CMO, STEP, 5.474%, 5/25/71 (1) 2,245 2,238
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 1,609 1,402
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 4,898 4,908
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 5,075 5,101
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.812%, 10/25/70 (1) 4,009 4,016
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP, 5.794%, 4/25/70 (1) 2,000 2,015
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP, 5.601%, 2/25/70 (1) 4,178 4,197
COLT Mortgage Loan Trust
Series 2026-3, Class A1, CMO, ARM, 5.119%, 5/25/71 (1) 1,975 1,969
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 1/25/45 (1) 1,774 1,774
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.062%, 3/25/45 (1) 1,470 1,478
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 9/25/45 (1) 2,343 2,341
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM, SOFR30A + 0.85%,
4.462%, 1/25/46 (1) 8,827 8,821
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.662%, 2/25/46 (1) 1,397 1,397
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM, SOFR30A + 1.25%,
4.862%, 4/25/46 (1) 5,683 5,686
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 2,971 2,968

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,180 1,055
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.797%, 12/25/70 (1) 3,997 3,964
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 3,578 3,584
EFMT
Series 2024-INV2, Class A1, CMO, STEP, 5.035%, 10/25/69 (1) 4,520 4,505
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 2,542 2,535
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 2,064 2,069
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.808%, 10/25/70 (1) 2,117 2,121
EFMT
Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1) 3,428 3,413
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 2,606 2,593
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 4,451 4,423
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.812%, 2/25/71 (1) 2,315 2,317
EFMT
Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1) 773 775
EFMT
Series 2026-NQM4, Class A2, CMO, STEP, 5.669%, 4/25/71 (1) 13,192 13,221
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 159 155
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,667 1,391
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.549%, 3/25/50 (1) 1,257 1,218
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 277 251
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 201 189
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,392
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,912
GCAT Trust
Series 2020-NQM1, Class A3, CMO, STEP, 3.554%, 1/25/60 (1) 576 570

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 2,762 2,765
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.449%, 2/25/71 (1) 8,356 8,374
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.504%, 7/25/44 (1) 17 17
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 2,514 2,521
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1) 5,897 5,886
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 5,330 5,286
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1) 6,170 6,193
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.205%, 6/25/56 (1) 743 641
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 2,494 2,124
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 5.767%, 6/25/67 (1) 7,019 6,994
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 830 742
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM, 5.577%, 9/25/65 (1) 5,783 5,822
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 3,517 3,510
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM, SOFR30A + 1.35%,
4.975%, 3/20/56 (1) 2,429 2,442
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 266 260
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,101 991
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.812%, 8/25/70 (1) 10,192 10,210
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 592 593
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 1,707 1,699
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A2, CMO, STEP, 5.40%, 3/25/71 (1) 1,496 1,491
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 2,804 2,805
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP, 5.603%, 7/25/65 (1) 5,666 5,661

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP, 5.264%, 10/26/65 (1) 2,145 2,130
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 8,931 8,891
NYMT Loan Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.766%, 2/25/61 (1) 2,558 2,540
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1) 3,142 3,151
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
4.969%, 6/25/59 (1) 78 77
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
4.599%, 10/25/59 (1) 172 172
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
4.649%, 2/25/60 (1) 186 185
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 297 256
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 494 444
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 1,894 1,682
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 483 485
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1) 3,002 2,998
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.762%, 7/27/65 (1) 1,567 1,570
OBX Trust
Series 2026-HYB1, Class A1B, CMO, ARM, 3.421%, 2/25/55 (1) 5,238 5,110
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1) 4,482 4,486
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 4,999 5,011
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 1,314 1,319
Roc Mortgage Trust
Series 2024-RTL1, Class A1, CMO, STEP, 5.589%, 10/25/39 (1) 5,535 5,543
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 2,590 2,581
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 215 196
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 563 513

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 7 7
SG Residential Mortgage Trust
Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1) 2,861 2,851
SG Residential Mortgage Trust
Series 2026-3, Class A2, CMO, STEP, 5.492%, 4/25/66 (1) 1,940 1,933
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP, 4.10%, 7/25/57 (1) 8,701 8,585
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 116 115
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 1,676 1,616
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 692 663
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 5,600 4,987
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
5.262%, 1/25/34 (1) 601 602
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM, SOFR30A + 2.40%,
6.012%, 2/25/42 (1) 1,511 1,525
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
6.562%, 6/25/42 (1) 2,396 2,425
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%,
8.112%, 6/25/42 (1) 4,495 4,656
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
5.462%, 11/25/43 (1) 1,706 1,717
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.862%, 3/25/44 (1) 7,419 7,445
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 1/25/45 (1) 1,024 1,024
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 9/25/45 (1) 3,032 3,032
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.512%, 10/25/45 (1) 5,107 5,111
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 10/25/45 (1) 1,943 1,942

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM, SOFR30A + 1.00%,
4.612%, 2/25/46 (1) 4,127 4,125
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.886%, 12/25/64 (1) 4,190 4,212
Towd Point Mortgage Trust
Series 2026-1, Class A1B, CMO, ARM, 4.318%, 1/25/66 (1) 6,947 6,888
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,019 931
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 602 551
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,361 1,230
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 164 159
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,045 999
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 1,353 1,356
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 2,654 2,665
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 544 547
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP, 5.623%, 5/25/70 (1) 2,061 2,072
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 4.812%,
8/25/70 (1) 4,621 4,624
Verus Securitization Trust
Series 2026-R3, Class A1, CMO, ARM, 5.19%, 2/27/68 (1) 4,259 4,250
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 201 197
354,307
Commercial Mortgage-Backed Securities  3.1%
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  823 835
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 3,914
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  6,435 6,652
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  2,725 2,796
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  3,036 3,044
BANK5
Series 2026-5YR21, Class A3, 5.525%, 4/15/59  3,290 3,380

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2026-5C40, Class A1, 4.431%, 2/15/59  771 763
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM, 6.201%, 11/15/57  3,235 3,312
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  483 485
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  1,892 1,914
Benchmark Mortgage Trust
Series 2025-V19, Class A3, 5.249%, 1/15/58  6,355 6,458
Benchmark Mortgage Trust
Series 2026-B43, Class A1, 4.654%, 4/15/63  3,460 3,453
Benchmark Mortgage Trust
Series 2026-V20, Class A1, 4.332%, 2/15/59  1,220 1,206
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1) 1,820 1,818
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57  6,350 6,630
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  1,457 1,471
BMO Mortgage Trust
Series 2026-5C14, Class A3, 5.209%, 3/15/59  10,070 10,207
BMO Mortgage Trust
Series 2026-C14, Class A1, 4.36%, 2/15/59  1,850 1,832
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.269%,
12/15/39 (1) 3,097 3,105
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.268%,
5/15/41 (1) 3,653 3,657
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.468%,
5/15/41 (1) 4,295 4,300
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM, 1M TSFR + 1.793%, 5.42%,
1/15/42 (1) 2,275 2,269
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM, 1M TSFR + 2.392%, 6.019%,
1/15/42 (1) 5,925 5,925
BX Commercial Mortgage Trust
Series 2026-CSMO, Class C, ARM, 1M TSFR + 2.00%, 5.627%,
2/15/43 (1) 1,850 1,862
BX Trust
Series 2025-GW, Class A, ARM, 1M TSFR + 1.60%, 5.227%,
7/15/42 (1) 1,415 1,418

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.327%,
12/15/44 (1) 5,340 5,343
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.727%,
12/15/44 (1) 7,528 7,533
BX Trust
Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%, 5.327%,
5/15/43 (1) 1,055 1,056
BX Trust
Series 2026-CLS, Class C, ARM, 1M TSFR + 2.35%, 5.977%,
5/15/43 (1) 590 592
BX Trust
Series 2026-PNDA, Class B, ARM, 1M TSFR + 1.50%, 5.15%,
5/15/43 (1) 3,375 3,384
CENT
Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 5,365 5,371
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 3.815%, 2/10/47  2,235 2,155
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 4.978%,
11/15/42 (1) 7,165 7,167
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.477%,
10/15/42 (1) 2,562 2,571
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.568%,
5/15/37 (1) 5,885 5,887
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.469%,
9/15/41 (1) 3,055 3,054
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,815
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.219%,
5/15/41 (1) 6,250 6,164
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1, 4.609%, 8/15/58  816 815
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1) 2,565 2,559
NYC Trust
Series 2026-9W57, Class B, ARM, 5.353%, 6/6/40 (1) 12,590 12,577
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.368%,
5/15/39 (1) 4,880 4,886

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 5.718%,
6/15/39 (1) 6,490 6,489
165,124
Home Equity  0.1%
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP, 5.091%, 10/25/65 (1) 3,482 3,461
3,461
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 29 29
29
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $528,898) 522,921
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.2%
U.S. Government Agency Obligations  5.5%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  2,855 2,654
5.50%, 10/1/38  14 15
6.00%, 9/1/34 - 9/1/35  216 224
7.00%, 3/1/39  287 304
7.50%, 6/1/38  246 259
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.094%, 10/1/33  — —
1Y CMT + 2.347%, 6.111%, 11/1/34  45 45
RFUCCT1Y + 1.625%, 5.785%, 4/1/37  4 4
RFUCCT1Y + 1.625%, 6.119%, 6/1/38  78 79
RFUCCT1Y + 1.625%, 6.292%, 6/1/38  16 16
RFUCCT1Y + 1.726%, 6.356%, 7/1/35  19 19
RFUCCT1Y + 1.733%, 5.983%, 2/1/37  18 18
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  40 40
RFUCCT1Y + 1.771%, 6.304%, 5/1/38  49 50
RFUCCT1Y + 1.775%, 6.114%, 5/1/37  14 15
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  17 17
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  26 27
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  9 9
RFUCCT1Y + 1.961%, 6.086%, 2/1/33  — 1
RFUCCT1Y + 1.975%, 6.225%, 2/1/34  1 1
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  26 27
RFUCCT1Y + 2.069%, 6.318%, 2/1/37  12 13
RFUCCT1Y + 2.083%, 6.207%, 2/1/38  109 112

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  3,975 3,383
3.00%, 11/1/34 - 6/1/52  12,519 11,020
4.00%, 12/1/49 - 2/1/50  1,610 1,523
4.50%, 5/1/50 - 2/1/53  24,351 23,552
5.00%, 12/1/41 - 6/1/55  2,452 2,451
5.50%, 7/1/53 - 7/1/55  27,945 28,195
6.00%, 9/1/53 - 8/1/55  41,559 42,653
6.50%, 9/1/54 - 6/1/55  6,158 6,419
Federal Home Loan Mortgage Multifamily Structured PTC, 4.60%,
6/25/30  3,561 3,579
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.167%, 7/1/27  — —
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  18 19
RFUCCT1Y + 1.523%, 6.097%, 7/1/35  16 16
RFUCCT1Y + 1.613%, 6.095%, 12/1/35  39 40
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  7 7
RFUCCT1Y + 1.673%, 5.923%, 2/1/33  2 2
RFUCCT1Y + 1.695%, 6.078%, 7/1/34  1 1
RFUCCT1Y + 1.715%, 5.98%, 12/1/32  16 17
RFUCCT1Y + 1.715%, 6.215%, 10/1/32  10 10
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  6 6
RFUCCT1Y + 1.78%, 6.155%, 1/1/34  9 9
RFUCCT1Y + 1.788%, 6.038%, 5/1/38  25 25
RFUCCT1Y + 1.83%, 5.999%, 4/1/38  55 56
RFUCCT1Y + 1.83%, 6.58%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  46 48
RFUCCT1Y + 1.853%, 6.603%, 8/1/38  5 5
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  5 5
RFUCCT1Y + 1.907%, 6.031%, 5/1/38  61 62
RFUCCT6M + 1.373%, 5.379%, 10/1/33  131 133
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,110 1,710
2.50%, 1/1/54  3,912 3,295
3.00%, 9/1/28 - 2/1/35  2,470 2,388
3.50%, 12/1/45 - 1/1/52  9,191 8,453
4.00%, 1/1/47 - 9/1/52  20,418 19,218
4.50%, 5/1/41 - 1/1/50  8,465 8,311
5.00%, 6/1/35 - 3/1/56  53,112 52,624
5.50%, 7/1/34 - 10/1/55  56,656 57,291
6.00%, 3/1/34 - 6/1/54  9,457 9,795
6.50%, 7/1/32 - 6/1/55  4,765 4,971
295,244

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations  0.7%
Government National Mortgage Assn.
2.00%, 3/20/52  430 353
3.00%, 9/20/47  5,195 4,678
3.50%, 8/20/44 - 7/20/52  10,618 9,753
4.00%, 9/20/45 - 10/20/52  3,718 3,520
5.00%, 12/20/34 - 5/20/48  4,318 4,368
5.50%, 2/20/49  134 137
6.00%, 7/15/36  774 801
Government National Mortgage Assn., TBA, 5.00%, 6/20/56 (8) 11,865 11,716
35,326
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $336,117) 330,570
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  21.7%
U.S. Treasury Obligations  21.7%
U.S. Treasury Notes, 3.75%, 4/30/28 (7)(9) 596,055 593,331
U.S. Treasury Notes, 3.875%, 3/31/28  287,915 287,296
U.S. Treasury Notes, 3.875%, 7/15/28 (9) 100,720 100,429
U.S. Treasury Notes, 4.00%, 5/31/28  178,280 178,294
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $1,161,031) 1,159,350
SHORT-TERM INVESTMENTS  4.2%
Commercial Paper  2.7%
4(2)  2.7%(10)
Bacardi Martini BV, 4.349%, 6/26/26  15,110 15,059
CRF Sequoia, 4.87%, 11/30/26  12,850 12,850
Harley-Davidson Financial Services, 4.536%, 6/18/26  13,050 13,020
HCA, 4.271%, 7/8/26  12,555 12,494
International Flavors & Fragrances, 4.263%, 6/23/26  9,880 9,853
International Flavors & Fragrances, 4.318%, 6/30/26  10,265 10,228
Keurig Dr Pepper, 4.368%, 6/22/26  12,910 12,873
Southern California Edison, 4.311%, 6/18/26  15,080 15,046
Southern California Edison, 4.425%, 6/26/26  10,115 10,082
Videotron, 4.416%, 6/18/26  23,000 22,944
Western Midstream Operating, 4.416%, 6/11/26  10,325 10,309
144,758

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 3.67% (11)(12) 80,867 80,867
80,867
Total Short-Term Investments
(Cost $225,666) 225,625
SECURITIES LENDING COLLATERAL  1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 3.67% (11)(12) 74,922 74,922
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 74,922
Total Securities Lending Collateral
(Cost $74,922) 74,922
Total Investments in Securities
102.1% of Net Assets
(Cost $5,475,429) $ 5,464,754
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,111,104 and represents 39.5% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $11,028 and represents 0.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4. All or a portion of this security is on loan at May 31, 2026.
(8) See Note Footnote 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $11,716 and represents 0.2% of net assets.
(9) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(10) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $144,758 and represents 2.7% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PIK Payment-in-kind
PTC Pass-Through Certificate
RFUCCT6M Six month FTSE USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 985 Three Month SOFR Futures contracts 9/26 237,225 $ (346)
Short, 1,966 U.S. Treasury Notes five year
contracts 9/26 (210,777) (1,055)
Short, 1,265 U.S. Treasury Notes ten year
contracts 9/26 (138,933) (1,049)
Long, 6,428 U.S. Treasury Notes two year
contracts 9/26 1,327,784 2,443
Short, 250 Ultra U.S. Treasury Bonds contracts 9/26 (28,601) (407)
Short, 394 Ultra U.S. Treasury Notes ten year
contracts 9/26 (44,159) (416)
Net payments (receipts) of variation margin to date 941
Variation margin receivable (payable) on open futures contracts $ 111

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 3,044++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 3,044+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 92,075  ¤  ¤ $ 80,867
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 74,922
Total $ 155,789^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $3,044 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $155,789.

T. ROWE PRICE Short-Term Bond Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,475,429) $ 5,464,754
Receivable for investment securities sold 161,949
Interest receivable 34,246
Receivable for shares sold 1,419
Variation margin receivable on futures contracts 111
Foreign currency (cost $1) 1
Other assets 95
Total assets 5,662,575
Liabilities
Payable for investment securities purchased 227,793
Obligation to return securities lending collateral 74,922
Payable for shares redeemed 6,146
Investment management fees payable 1,301
Due to affiliates 95
Payable to directors 2
Other liabilities 2,469
Total liabilities 312,728
NET ASSETS $ 5,349,847

T. ROWE PRICE Short-Term Bond Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (222,191)
Paid-in capital applicable to 1,158,266,135 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 5,572,038
NET ASSETS $ 5,349,847
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,220,467; Shares outstanding:
264,424,430) $ 4.62
Advisor Class
(Net assets: $5,037; Shares outstanding: 1,089,403) $ 4.62
I Class
(Net assets: $4,003,291; Shares outstanding:
866,524,136) $ 4.62
Z Class
(Net assets: $121,052; Shares outstanding: 26,228,166) $ 4.62

T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 219,628
Dividend 3,044
Securities lending 107
Other 7
Total income 222,786
Expenses
Investment management 14,073
Shareholder servicing
Investor Class $ 2,171
Advisor Class 13
I Class 802 2,986
Rule 12b-1 fees
Advisor Class 13
Prospectus and shareholder reports
Investor Class 45
Advisor Class 1
I Class 37
Z Class 1 84
Custody and accounting 330
Registration 109
Legal and audit 51
Directors 14
Miscellaneous 39
Waived / paid by Price Associates (380)
Total expenses 17,319
Net investment income 205,467

T. ROWE PRICE Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 6,022
Futures (13,219)
Swaps (469)
Options written (720)
Foreign currency transactions 1
Net realized loss (8,385)
Change in net unrealized gain / loss
Securities 995
Futures 347
Options written 212
Change in net unrealized gain / loss 1,554
Net realized and unrealized gain / loss (6,831)
INCREASE IN NET ASSETS FROM OPERATIONS $ 198,636

T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 205,467 $ 201,211
Net realized gain (loss) (8,385) 5,295
Change in net unrealized gain / loss 1,554 72,054
Increase in net assets from operations 198,636 278,560
Distributions to shareholders
Net earnings
Investor Class (52,803) (54,987)
Advisor Class (209) (258)
I Class (146,794) (132,688)
Z Class (5,809) (13,196)
Decrease in net assets from distributions (205,615) (201,129)
Capital share transactions
*
Shares sold
Investor Class 214,635 236,391
Advisor Class 778 1,005
I Class 1,384,797 1,187,485
Z Class 1,877 8,740
Distributions reinvested
Investor Class 41,562 43,409
Advisor Class 202 251
I Class 136,265 121,887
Z Class 5,787 13,137
Shares redeemed
Investor Class (318,625) (346,575)
Advisor Class (2,161) (2,102)
I Class (737,588) (1,174,899)
Z Class (48,451) (175,337)
Increase (decrease) in net assets from capital
share transactions 679,078 (86,608)

T. ROWE PRICE Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period 672,099 (9,177)
Beginning of period 4,677,748 4,686,925
End of period $ 5,349,847 $ 4,677,748
*Share information (000s)
Shares sold
Investor Class 46,235 51,316
Advisor Class 167 218
I Class 298,393 257,852
Z Class 406 1,896
Distributions reinvested
Investor Class 8,954 9,422
Advisor Class 43 54
I Class 29,346 26,424
Z Class 1,247 2,852
Shares redeemed
Investor Class (68,628) (75,266)
Advisor Class (464) (455)
I Class (158,871) (255,200)
Z Class (10,464) (38,005)
Increase (decrease) in shares outstanding 146,364 (18,892)

T. ROWE PRICE Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the Short-Term Bond Fund, Inc. (Investor Class), the Short-Term Bond Fund–Advisor Class (Advisor Class), the Short-Term
Bond Fund–I Class (I Class) and the Short-Term Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Short-Term Bond Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Short-Term Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Short-Term Bond Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,522,324 $ — $ 3,522,324
Asset-Backed Securities — 1,112,825 6,137 1,118,962
Non-U.S. Government
Mortgage-Backed Securities — 518,030 4,891 522,921
Short-Term Investments 80,867 144,758 — 225,625
Securities Lending Collateral 74,922 — — 74,922
Total Securities 155,789 5,297,937 11,028 5,464,754
Futures Contracts* 2,443 — — 2,443
Total $ 158,232 $ 5,297,937 $ 11,028 $ 5,467,197
Liabilities
Futures Contracts* $ 3,273 $ — $ — $ 3,273
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 2,443
*
Total $ 2,443
*
Liabilities
Interest rate derivatives Futures $ 3,273
Total $ 3,273
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (123) $ — $ (13,219) $ — $ (13,342)
Credit derivatives 1,279 (720) — (469) 90
Total $ 1,156 $ (720) $ (13,219) $ (469) $ (13,252)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ 347 $ — $ 347
Credit derivatives 405 212 — — 617
Total $ 405 $ 212 $ 347 $ — $ 964
^ Options purchased are reported as securities.

T. ROWE PRICE Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $8,378,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a

T. ROWE PRICE Short-Term Bond Fund

realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 31% and 36% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium

T. ROWE PRICE Short-Term Bond Fund

received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 31% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery

T. ROWE PRICE Short-Term Bond Fund

of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Short-Term Bond Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, securities valued at $7,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2026.

T. ROWE PRICE Short-Term Bond Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $126,153,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the aggregate value of collateral was $129,636,000 and consisted of cash collateral and related investments of $74,922,000 and U.S. government securities of
$54,714,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $2,332,382,000 and $2,074,251,000, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. government securities aggregated $3,381,339,000 and $3,082,893,000, respectively, for the year ended May 31, 2026.

T. ROWE PRICE Short-Term Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 205,615 $ 201,129
($000s)
Cost of investments $ 5,475,429
Unrealized appreciation $ 15,037
Unrealized depreciation (25,712)
Net unrealized appreciation (depreciation) $ (10,675)

T. ROWE PRICE Short-Term Bond Fund

At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,
($000s)
Overdistributed ordinary income $ (6,475)
Net unrealized appreciation (depreciation) (10,675)
Loss carryforwards and deferrals (205,041)
Total distributable earnings (loss) $ (222,191)

T. ROWE PRICE Short-Term Bond Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. At May 31, 2026, there were no amounts subject to repayment by the

T. ROWE PRICE Short-Term Bond Fund

fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2026, expenses incurred pursuant to these service agreements were
$126,000 for Price Associates; $1,464,000 for T. Rowe Price Services, Inc.;
and $67,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2026, the fund was
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.65% 0.90% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(380)

T. ROWE PRICE Short-Term Bond Fund

charged $464,000 for shareholder servicing costs related to the college savings plans, of which $59,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2026, approximately 34% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 51,825,393 shares of the Investor Class, representing
20% of the Investor Class's net assets, and 43,290,043 shares of the I Class, representing 5% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Short-Term Bond Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Short-Term
Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short-Term Bond Fund, Inc. (one
of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended
May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $202,676,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Short-Term Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Short-Term Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Term Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Term Bond Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fourth quintile
(Expense Group) and third quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Term Bond Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F55-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026